Related parties (Narrative) (Detail) SFr in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CHF (SFr)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CHF (SFr)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CHF (SFr)
Entity [Table]
Payments to external board members	$ 11.1	SFr 10.7	$ 7.5	SFr 6.9	$ 7.0	SFr 6.6
UBS AG
Entity [Table]
Payments to external board members	$ 11.1	SFr 10.7	$ 7.5	SFr 6.9	$ 7.0	SFr 6.6